Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Rental Payments for All Long-term Non-Cancelable Property Leases

The future minimum rental payments for all long-term non-cancelable property leases are as follows:

Year Ending December 31:
(in thousands)
2021 (nine months)	4,396
2022	3,610
2023	2,301
2024	1,405
2025	667
2026	330
Thereafter	281

$12,990

Summary of Future Minimum Payments Under Non-cancelable Terms of Contracts

The Company is obligated to make the following future minimum payments under the non-cancelable terms of these contracts as of March 31, 2021:

Years ending December 31,
(in thousands)
2021 (nine months)	$10,497
2022	6,443
2023	—
2024	—
2025	—
2026	—
Thereafter	—

$16,940

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum rental payments for all long-term non-cancelable property leases are as follows:

Year Ending December 31:
(in thousands)
2021	5,288
2022	3,176
2023	1,950
2024	1,376
2025	668
Thereafter	610

$13,068

Long-term Purchase Commitment

The Company is obligated to make the following future minimum payments under the non-cancelable terms of these contracts as of December 31, 2020:

Years ending December 31,
(in thousands)
2021	$700
2022	—
2023	18,931
2024	—
2025	—
Thereafter	—

$19,631